Financial risk management - Summary of other comprehensive income before Income Tax and Non-controlling Interest (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Calculation Of Sensitivity In Market Prices And The Effect On Expected Unrealized Gain Or Loss [Line Items]
Credit exposure	S/ 1,744,415	S/ 2,367,357
10% change in equity price [member] | Equity investments [member]
Disclosure Of Calculation Of Sensitivity In Market Prices And The Effect On Expected Unrealized Gain Or Loss [Line Items]
Changes in market price %	(10.00%)	(10.00%)
Credit exposure	S/ 45,827	S/ 44,488
25% change in equity price [member] | Equity investments [member]
Disclosure Of Calculation Of Sensitivity In Market Prices And The Effect On Expected Unrealized Gain Or Loss [Line Items]
Changes in market price %	(25.00%)	(25.00%)
Credit exposure	S/ 114,567	S/ 111,220
30% change in equity price [member] | Equity investments [member]
Disclosure Of Calculation Of Sensitivity In Market Prices And The Effect On Expected Unrealized Gain Or Loss [Line Items]
Changes in market price %	(30.00%)	(30.00%)
Credit exposure	S/ 137,480	S/ 133,463